Shareholder Report, Holdings (Details)	May 31, 2024
C000001664 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000001664 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000001664 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
C000001664 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[1]
C000001664 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[1]
C000001664 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
C000001664 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000001664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001664 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000137705 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[2]
C000137705 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[2]
C000137705 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[2]
C000137705 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[2]
C000137705 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[2]
C000137705 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[2]
C000137705 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000137705 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137705 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000001667 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000001667 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[3]
C000001667 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[3]
C000001667 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[3]
C000001667 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[3]
C000001667 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[3]
C000001667 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000001667 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001667 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000001668 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4],[5]
C000001668 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[4],[5]
C000001668 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[4],[5]
C000001668 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[4],[5]
C000001668 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[4],[5]
C000001668 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[4],[5]
C000001668 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000137706 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[6],[7]
C000137706 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[6],[7]
C000137706 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[6],[7]
C000137706 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[6],[7]
C000137706 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[6],[7]
C000137706 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[6],[7]
C000137706 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000001671 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8],[9]
C000001671 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[8],[9]
C000001671 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[8],[9]
C000001671 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[8],[9]
C000001671 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[8],[9]
C000001671 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[8],[9]
C000001671 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000001672 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000001672 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[10]
C000001672 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000001672 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.20%	[10]
C000001672 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[10]
C000001672 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000001672 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137707 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000137707 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[11]
C000137707 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[11]
C000137707 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.20%	[11]
C000137707 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[11]
C000137707 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000137707 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001675 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000001675 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[12]
C000001675 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000001675 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.20%	[12]
C000001675 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[12]
C000001675 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[12]
C000001675 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001676 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13]
C000001676 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[13]
C000001676 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[13]
C000001676 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[13]
C000001676 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[13]
C000001676 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[13]
C000001676 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137708 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[14]
C000137708 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[14]
C000137708 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[14]
C000137708 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[14]
C000137708 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[14]
C000137708 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[14]
C000137708 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001679 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[15]
C000001679 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[15]
C000001679 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[15]
C000001679 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[15]
C000001679 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[15]
C000001679 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[15]
C000001679 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001680 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[16]
C000001680 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[16]
C000001680 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[16]
C000001680 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%	[16]
C000001680 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[16]
C000001680 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[16]
C000001680 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[16]
C000001680 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001680 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
C000137709 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[17]
C000137709 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[17]
C000137709 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[17]
C000137709 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%	[17]
C000137709 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[17]
C000137709 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[17]
C000137709 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000137709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000137709 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
C000001683 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[18]
C000001683 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[18]
C000001683 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[18]
C000001683 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%	[18]
C000001683 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[18]
C000001683 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[18]
C000001683 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[18]
C000001683 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001683 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
C000001684 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[19],[20]
C000001684 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[19],[20]
C000001684 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[19],[20]
C000001684 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[19],[20]
C000001684 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[19],[20]
C000001684 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[19],[20]
C000001684 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[20]
C000001684 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%	[20]
C000137710 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[21],[22]
C000137710 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[21],[22]
C000137710 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[21],[22]
C000137710 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[21],[22]
C000137710 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[21],[22]
C000137710 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[21],[22]
C000137710 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[22]
C000137710 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%	[22]
C000001687 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[23],[24]
C000001687 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[23],[24]
C000001687 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[23],[24]
C000001687 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[23],[24]
C000001687 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[23],[24]
C000001687 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[23],[24]
C000001687 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[24]
C000001687 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%	[24]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[9]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[10]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[15]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[17]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[18]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[19]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[20]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[21]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[22]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[23]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[24]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.